Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Schedule of cash and cash equivalents

The consolidated balances of cash and cash equivalents as of December 31, 2019, 2018 and 2017 are as follows:

	December 31,
	2019	2018	2017
Cash and banks	$13,106,862	13,566,098	15,464,312
Investments with maturities less than three months	5,513,276	4,331,423	623,898
Cash and cash equivalents	18,620,138	17,897,521	16,088,210

Restricted cash	42,627	4,324	24,058
Total cash and cash equivalents and restricted cash	$18,662,765	17,901,845	16,112,268